Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

13. INCOME TAXES

The current and deferred components of income tax (benefit) expense were as follows:

	For the year ended December 31,
	2010	2011	2012
Current
—PRC	$289	$808	$3,865
—Others	174	1,151	1,112

—Total current income taxes	463	1,959	4,977

Deferred
—PRC	(349)	(983)	(122)
—Others	(402)	(657)	(485)

—Total deferred income taxes	(751)	(1,640)	(607)

Total income tax (benefit) expense	$(288)	$319	$4,370

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to taxation in its country of incorporation.

United States

iSoftStone Inc. and iSS-LLC are incorporated in the United States and are subject to the U.S. federal income taxes at gradual tax rates from 15% to 35%.

Germany

iSS-Germany is incorporated in Germany and is subject to Germany income taxes at 15%.

United Kingdom

iSS-UK is incorporated in United Kingdom and is subject to United Kingdom income taxes at gradual tax rates from 20% to 26%.

Canada

iSoftStone-Canada and Abovenet are incorporated in Canada and are subject to Canadian income taxes at gradual tax rates at 26.5%.

Japan

iSoftStone Japan is incorporated in Japan and is subject to Japanese income taxes around 42%.

Korea

iSoftStone Korea is established in Korea and is subject to Korea income taxes at 10%, 13%, and 13% for the years ended December 31, 2010, 2011 and 2012, respectively.

Hong Kong

iSoftStone HK is established in Hong Kong and is subject to Hong Kong profit taxes at 16.5%.

Taiwan

iSoftStone Hong Kong Limited Taiwan Branch is established in Taiwan, and is subject to Taiwan income taxes at 17%.

PRC

The Group’s PRC entities are subject to the Enterprise Income Tax (“EIT”) Law effective on January 1, 2008 which adopted a uniform EIT rate of 25% for all PRC enterprises including foreign-invested enterprises. Under the law, an enterprise qualified as a high and new technology enterprise (“HNTE”) is entitled to a preferential income tax rate of 15%.

Various entities of the Group enjoyed certain preferential tax rates as follows:

iSoftStone WFOE was qualified as HNTE in 2008 and entitled to a three-year exemption starting from 2006 to 2008 followed by a reduced income tax rate of 7.5% for the subsequent three years from 2009 to 2011. iSoftStone WFOE has renewed its qualification certificate of HNTE in 2011 and is eligible to an income tax rate of 15% for the next three years from 2012. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the initial three-year period. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $848 as of December 31, 2012, which would be an increase to the income tax benefit.

Shanghai Kangshi obtained the qualification certificate of HNTE and was eligible to enjoy a preferential tax rate of 15% as long as it maintain its qualification as a high-tech enterprise.

iSoftStone Wuxi qualified as “software enterprise” and enjoyed two-year income tax exemption started from 2008 to 2009, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2010 to 2012. In addition, iSoftStone Wuxi was approved as a key software enterprise in 2010 and was entitled to a preferential income tax rate of 10% for 2010. The qualification of key software enterprise should be renewed every year going forward and iSoftStone Wuxi is eligible to enjoy the income tax rate of 10% as long as it maintains the qualification as a key software enterprise.

iSoftStone Tianjin qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2010 to 2011, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2012 to 2014.

iSoftStone Guangzhou qualified as “software enterprise” and enjoyed two-year income tax exemptions starting from 2012 to 2013, followed by a reduced income tax rate of 12.5% for the subsequent three years from 2014 to 2016.

iSS-Chengdu, iSS-Shenzhen, iSS-Wuhan, WX-Yancheng, SZ-Suzhou, iSST have qualified as “software enterprise”, and will enjoy two-year income tax exemption starting from their first profitable year, followed by a reduced income tax rate of 12.5% for the subsequent three years.

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Accrued payroll	$2,666	$1,881
Provision for doubtful accounts	630	246
Net operating loss carry forwards	482	—
Less: Valuation allowance	(1,311)	(212)

Current deferred tax assets, net	2,467	1,915

Non-current deferred tax asset:
Net operating loss carry forwards	4,141	2,537
Less: Valuation allowance	(4,141)	(2,011)

Non-current deferred tax asset, net	—	526

Non-current deferred tax liabilities:
Intangible assets acquired	(1,158)	(937)

Net deferred tax liabilities, net	$(1,158)	$(937)

The Group had net operating losses of $19,690 and $14,537 from the Company’s subsidiaries and VIE as of December 31, 2011 and December 31, 2012, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2011 and 2012, the valuation allowance was $5,452 and $2,223, respectively, which were provided against deferred tax assets of certain subsidiaries. Where a valuation allowance was not recorded, the Group believes that it was more likely than not that the deferred tax assets will be realized as it expects to generate sufficient taxable income in the future.

The net operating loss carry forwards for the Company’s subsidiaries other than Hong Kong as of December 31, 2012 will expire on various dates through 2022. For Hong Kong, the net operating loss will be carried forward indefinitely.

Reconciliation between the statutory PRC enterprise income tax rate of 25% to the effective tax rate is as follows:

	For the year ended December 31,
	2010	2011	2012
(Loss) income before provision of income tax	$(3,663)	$19,880	$27,089
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	$(916)	$4,970	$6,772
Effect of income tax rate differences in jurisdictions other than the PRC	826	1,944	861
Effect of tax holidays and preferential tax rates	(6,466)	(10,603)	(2,619)
Permanent differences:
Research and development expenses super deduction	(144)	(112)	(362)
Shared-based compensation	2,136	2,333	2,780
Changes in fair value of convertible notes	2,107	(708)	—
Others	192	323	167
Changes in valuation allowances	1,977	2,172	(3,229)

Income tax (benefit) expense	$(288)	$319	$4,370

If the tax holidays including tax exemption and preferential tax rates granted to iSoftStone WFOE, iSoftStone Tianjin, iSoftStone Wuxi, iSoftStone Guangzhou, Guodian and Shanghai Kangshi were not available, provisions for income taxes and net income per share would have been as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes expense	$6,178	$10,726	$6,989
Net (loss) income per share — basic	$(0.07)	$0.01	$0.03
Net (loss) income per share — diluted	$(0.07)	$0.01	$0.03

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within the next 12 months from December 31, 2012.

Since January 1, 2007, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s subsidiaries. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries and VIE remain subject to tax audits, at the tax authority’s discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If the Company were to be non-resident for the PRC tax purpose, dividends paid to it by its PRC subsidiaries out of profits earned after January 1, 2008 would be subject to a PRC withholding tax at 10%.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $81,219 at December 31, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax. Determination of the amount of any unrecognized deferred income tax liabilities on those earnings is not practicable.